Commitments and Contingencies - Additional Information (Detail) ¥ in Millions	Dec. 31, 2021 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Aggregate Purchase Price	¥ 2,013
Purchase Obligation, to be Paid	¥ 1,640